CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (JPY ¥) In Millions, unless otherwise specified	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]		Accumulated other comprehensive income (loss) [Member]	Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Non-trading securities [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2013		¥ 594,493	¥ 691,264	¥ 1,136,523			¥ (38,875)	¥ (28,518)	¥ 9,998	¥ (70,514)		¥ 24,612
Gain (loss) on sales of treasury stock			(5,439)
Issuance and exercise of common stock options			(3,777)
Net income attributable to NHI shareholders	104,006			104,006
Cash dividends				(29,652)	[1]							(19)
Net change during the year							26,902
Repurchases of common stock										(32,493)
Sales of common stock										8
Common stock issued to employees										22,662
Net income (loss) attributable to noncontrolling interests	(641)											641
Other net change in treasury stock										683
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Accumulated other comprehensive income attributable to noncontrolling interests												741
Pension liability adjustment	1,302							1,302
Net unrealized gain on non-trading securities	1,469								612
Purchase / sale of subsidiary shares, net
Other net change in noncontrolling interests												6,142
Balance at end of year at Sep. 30, 2013	2,411,302	594,493	682,048	1,210,877		(28,579)	(11,973)	(27,216)	10,610	(79,654)	2,379,185	32,117
Balance at beginning of year at Mar. 31, 2014	2,553,213	594,493	683,638	1,287,003			27,704	(18,809)	11,741	(72,090)		39,533
Gain (loss) on sales of treasury stock			(2,417)	(2,658)
Issuance and exercise of common stock options			1,891
Net income attributable to NHI shareholders	72,732			72,732
Cash dividends				(21,841)	[1]							(19)
Net change during the year							44,378
Repurchases of common stock										(65,199)
Sales of common stock										4
Common stock issued to employees										14,999
Net income (loss) attributable to noncontrolling interests	(1,656)											1,656
Other net change in treasury stock
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Accumulated other comprehensive income attributable to noncontrolling interests												3,724
Pension liability adjustment	163							163
Net unrealized gain on non-trading securities	9,712								5,356
Purchase / sale of subsidiary shares, net												5,072
Other net change in noncontrolling interests												4,164
Balance at end of year at Sep. 30, 2014	¥ 2,615,218	¥ 594,493	¥ 683,112	¥ 1,335,236		¥ 70,533	¥ 72,082	¥ (18,646)	¥ 17,097	¥ (122,286)	¥ 2,561,088	¥ 54,130

[1]	Dividends per share Six months ended September 30, 2013 ¥8.00 Three months ended September 30, 2013 ¥8.00 Six months ended September 30, 2014 ¥6.00 Three months ended September 30, 2014 ¥6.00